Receivables, Net (Tables)	12 Months Ended
May 29, 2011
Receivables, Net
Receivables From Various Parties

(in millions)	May 29, 2011	May 30, 2010
Retail outlet gift card sales	$ 25.0	$ 26.3
Storage and distribution	17.4	16.4
Allowance for doubtful accounts	(0.3)	(3.6)